Series A Convertible Preferred Shares - Pre-delivery Shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 11, 2023	Nov. 27, 2023	May 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A Convertible Preferred Shares
Proceeds from issuance of series A convertible preferred shares, net of issuance costs				$ 24,575
Excess of fair value of Series A Convertible Preferred Shares				59,199
Change in fair value of financial instruments				$ (10,918)	$ 3,795	$ 29,471
ADS
Series A Convertible Preferred Shares
Number of shares issued			4,047,620
Pre-delivery Shares
Series A Convertible Preferred Shares
Price of nominal fee received				$ 6.00
Number of shares returned				0
Fair value at issuance				$ 511
Pre-delivery Shares | Class A ordinary shares
Series A Convertible Preferred Shares
Number of shares issued	120,000,000	120,000,000
Pre-delivery Shares | ADS
Series A Convertible Preferred Shares
Number of shares issued	8,000,000	8,000,000
Preferred Shares
Series A Convertible Preferred Shares
Issue price per share		$ 1,000
Proceeds from issuance of series A convertible preferred shares, net of issuance costs	$ 24,575			24,575
Excess of fair value of Series A Convertible Preferred Shares				(59,199)
First Tranche Preferred Shares Financing
Series A Convertible Preferred Shares
Number of shares issued	25,000	25,000
Fair value at issuance				44,421
Fair value upon conversion				53,837
Change in fair value of financial instruments				9,416
Series A Convertible Preferred Shares Forward Purchase Liabilities
Series A Convertible Preferred Shares
Fair value at issuance				$ 38,842